UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Emerging Markets Focused Growth Fund

Class A CEMAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CEMAX-TSR-SAR

Calvert Emerging Markets Focused Growth Fund

Class C CEMCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CEMCX-TSR-SAR

Calvert Emerging Markets Focused Growth Fund

Class I CMEIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CMEIX-TSR-SAR

Calvert Emerging Markets Focused Growth Fund

Class R6 CMERX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CMERX-TSR-SAR

Calvert Flexible Bond Fund

Class A CUBAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
25.2%
U.S. Government Agency Mortgage-Backed Securities
19.9%
Short-Term Investments
14.6%
U.S. Treasury Obligations
13.3%
Asset-Backed Securities
10.7%
Collateralized Mortgage Obligations
5.9%
Commercial Mortgage-Backed Securities
4.9%
Senior Floating-Rate Loans
3.5%
Other†
2.0%

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CUBAX-TSR-SAR

Calvert Flexible Bond Fund

Class C CUBCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CUBCX-TSR-SAR

Calvert Flexible Bond Fund

Class I CUBIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CUBIX-TSR-SAR

Calvert Flexible Bond Fund

Class R6 CUBRX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CUBRX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class A CTTLX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$391,766,945
# of Portfolio Holdings	239
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Housing
23.1%
General Obligations
18.6%
Hospital
9.3%
Education
8.0%
Other Revenue
7.7%
Water and Sewer
6.6%
Electric Utilities
5.0%
Transportation
4.8%
Special Tax Revenue
4.6%
Lease Rev./Cert. of Participation
4.2%
Other*
8.1%

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.2%
Special Tax Revenue	4.6%
Transportation	4.8%
Electric Utilities	5.0%
Water and Sewer	6.6%
Other Revenue	7.7%
Education	8.0%
Hospital	9.3%
General Obligations	18.6%
Housing	23.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	3.1%
BBB	8.1%
A	22.2%
AA	51.8%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CTTLX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class C CTTCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$391,766,945
# of Portfolio Holdings	239
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.2%
Special Tax Revenue	4.6%
Transportation	4.8%
Electric Utilities	5.0%
Water and Sewer	6.6%
Other Revenue	7.7%
Education	8.0%
Hospital	9.3%
General Obligations	18.6%
Housing	23.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	3.1%
BBB	8.1%
A	22.2%
AA	51.8%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CTTCX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class I CTTIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$391,766,945
# of Portfolio Holdings	239
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.2%
Special Tax Revenue	4.6%
Transportation	4.8%
Electric Utilities	5.0%
Water and Sewer	6.6%
Other Revenue	7.7%
Education	8.0%
Hospital	9.3%
General Obligations	18.6%
Housing	23.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	3.1%
BBB	8.1%
A	22.2%
AA	51.8%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CTTIX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class A CMPAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,786,845
# of Portfolio Holdings	79
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Communication Services	0.9%
Utilities	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.2%
Health Care	5.7%
Information Technology	12.8%
Consumer Discretionary	16.0%
Financials	22.3%
Industrials	27.3%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.9%
Commerce Bancshares, Inc.	2.8%
CBIZ, Inc.	2.8%
ESCO Technologies, Inc.	2.3%
Aramark	2.3%
Wyndham Hotels & Resorts, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Performance Food Group Co.	2.1%
Chemed Corp.	2.1%
Total	24.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CMPAX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class C CMPCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,786,845
# of Portfolio Holdings	79
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Communication Services	0.9%
Utilities	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.2%
Health Care	5.7%
Information Technology	12.8%
Consumer Discretionary	16.0%
Financials	22.3%
Industrials	27.3%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.9%
Commerce Bancshares, Inc.	2.8%
CBIZ, Inc.	2.8%
ESCO Technologies, Inc.	2.3%
Aramark	2.3%
Wyndham Hotels & Resorts, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Performance Food Group Co.	2.1%
Chemed Corp.	2.1%
Total	24.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CMPCX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class I CMCIX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$29,786,845
# of Portfolio Holdings	79
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Communication Services	0.9%
Utilities	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.2%
Health Care	5.7%
Information Technology	12.8%
Consumer Discretionary	16.0%
Financials	22.3%
Industrials	27.3%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.9%
Commerce Bancshares, Inc.	2.8%
CBIZ, Inc.	2.8%
ESCO Technologies, Inc.	2.3%
Aramark	2.3%
Wyndham Hotels & Resorts, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Performance Food Group Co.	2.1%
Chemed Corp.	2.1%
Total	24.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CMCIX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Flexible Bond Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Calvert
Flexible Bond Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.5%

Security	Principal Amount* (000's omitted)		Value
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,658	$ 1,676,191
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)		1,748	1,786,524
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		249	248,875
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,023,336
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)		2,390	2,340,751
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		885	911,826
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		1,514	1,537,009
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		2,095	2,065,270
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,128,108
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,322	1,232,815
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,068,897
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,263,873
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	276,062
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		2,613	2,603,968
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		277	272,583
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		1,383	1,411,176
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,516	1,540,976
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,365	1,357,804
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.689%, (30-day SOFR Average + 2.25%), 12/25/51(1)(2)		1,630	1,642,251
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,555	2,561,349
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		400	396,733
Lendbuzz Securitization Trust:
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)		730	745,529
Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,430,390
Series 2025-2A, Class C, 5.28%, 4/15/31(1)		1,495	1,505,742
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)		1,154	1,154,000
Series 2025-GT1, Class B, 7.862%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)		914	914,000
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		882	577,399
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		862	730,097
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		705	589,133
Security	Principal Amount* (000's omitted)		Value
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		65	$ 63,709
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		1,123	1,165,321
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		1,951	1,403,166
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,427	1,259,121
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		225	202,879
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		469	412,345
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		120	98,730
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,345	925,353
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	316,358
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,192	1,181,072
Series 2024-1, Class B, 6.09%, 8/15/49(1)		742	735,967
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,990	2,801,050
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		221	204,956
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,644	1,605,924
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		486	470,795
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,382	1,406,062
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		715	715,995
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		1,723	1,685,784
Series 2021-C, Class C, 3.61%, 10/8/31(1)		992	975,488
Series 2025-A, Class C, 5.89%, 2/8/33(1)		2,040	2,040,575
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		42	41,724
Series 2021-3, Class C, 3.27%, 5/15/29(1)		947	926,522
Series 2021-5, Class C, 3.93%, 8/15/29(1)		503	489,827
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		510	486,953
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,174	2,208,504
Prodigy Finance, Series 2021-1A, Class C, 8.184%, (1 mo. SOFR + 3.864%), 7/25/51(1)(2)		188	192,427
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,068,968
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,155	1,170,673
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		961	894,160
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		402	349,867
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		2,382	2,344,764
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,298	1,271,398
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	454,205

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,220	$ 1,294,364
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,670	1,664,552
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		572	571,549
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,138	519,450
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		534	361,417
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,059	2,044,880
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		121	112,218
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		3,395	3,439,453
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		2,170	2,217,093
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		827	828,833
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,857	2,201,108
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	770,432
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		635	663,558
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,110	1,084,156
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		197	183,617
Series 2020-A, Class C, 6.657%, 3/15/45(1)		82	78,432
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		553	570,859
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)		1,000	1,012,705
Total Asset-Backed Securities (identified cost $91,506,299)			$88,181,985

Collateralized Mortgage Obligations — 7.4%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$781	$ 757,924
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	2,277	2,314,217
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(4)	1,027	1,065,511
Series 2024-2, Class A, 9.259%, 11/25/59(1)(4)	1,135	1,184,814
Series 2024-3, Class A, 8.745%, 1/25/60(1)(4)	1,319	1,372,649
Eagle Re Ltd., Series 2021-2, Class M1C, 7.755%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	524	529,997
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	$84	$ 85,547
Series 5402, Class BZ, 6.00%, 4/25/54	318	322,183
Series 5413, Class MZ, 6.00%, 5/25/54	622	631,198
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	2,498	2,499,550
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	3,014	3,008,756
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	1,860	1,862,401
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.57%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	1,270	1,467,988
Series 2020-DNA6, Class B1, 7.305%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	275	295,220
Series 2021-DNA2, Class B1, 7.705%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	815	911,845
Series 2021-DNA2, Class B2, 10.305%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	910	1,103,995
Series 2022-DNA2, Class B2, 12.805%, (30-day SOFR Average + 8.50%), 2/25/42(1)(2)	590	646,419
Series 2022-DNA4, Class B2, 14.555%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	1,142	1,297,996
Federal National Mortgage Association, Series 2024-33, Class KF, 5.255%, (30-day SOFR Average + 0.95%), 1/25/54(2)	913	916,083
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.77%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	697	747,030
Series 2019-R05, Class 1B1, 8.52%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	838	864,048
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,371	1,413,474
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	1,277	1,313,647
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	494	507,786
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	2,287	2,398,110
Series 2021-R02, Class 2B1, 7.605%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	180	185,139
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	342,644
Series 2023-84, Class MW, 6.00%, 6/20/53	349	359,681
Series 2023-98, Class BW, 6.00%, 7/20/53	385	398,511
Series 2023-99, Class AL, 6.00%, 7/20/53	385	398,487
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	1,961	1,957,604
Series 2023-102, Class SG, 6.515%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	386	413,818
Series 2023-133, Class S, 8.695%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	744	835,226
Series 2023-164, Class EL, 6.00%, 11/20/53	450	464,777
Series 2023-173, Class AX, 6.00%, 11/20/53	395	407,572
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,690,841

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-46, Class AL, 6.00%, 3/20/54	$406	$ 419,390
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	3,109	3,110,771
Home Re Ltd., Series 2021-1, Class M2, 7.27%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	570	574,704
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	475	478,152
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	485	489,062
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	440	445,511
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	1,275	1,288,051
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	890	900,636
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	870	876,246
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.434%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	500	502,746
Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,095	1,111,353
Triangle Re Ltd., Series 2021-3, Class B1, 9.255%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	1,152	1,190,779
Total Collateralized Mortgage Obligations (identified cost $47,324,461)		$48,360,089

Commercial Mortgage-Backed Securities — 6.1%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	900	$ 844,953
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	2,532	2,139,448
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	3,865	3,063,838
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,555	1,091,305
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	2,062	2,053,133
BX Trust:
Series 2023-DELC, Class B, 7.651%, (1 mo. SOFR + 3.339%), 5/15/38(1)(2)	1,500	1,515,201
Series 2025-GW, Class E, (1 mo. SOFR + 3.65%), 7/15/42(1)(6)	2,400	2,413,252
CSMC Trust:
Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	2,517	2,362,225
Series 2022-CNTR, Class A, 8.256%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	508	337,241
Extended Stay America Trust, Series 2021-ESH, Class D, 6.677%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	2,916	2,923,079
Security	Principal Amount* (000’s omitted)		Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)		1,390	$ 1,412,744
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)		2,074	2,110,111
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	679,449
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.003%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)		1,480	1,485,836
Series 2024-WLF2, Class D, 7.251%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		1,346	1,353,402
Series 2024-WOLF, Class A, 5.854%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)		540	541,523
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.252%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)		1,562	1,564,147
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901%, 1/13/40(1)(4)		757	785,104
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.653%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)		277	277,255
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)		649	648,061
Series 2025-STAY, Class D, 7.162%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,134	1,133,636
Series 2025-STAY, Class E, 8.162%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		1,229	1,229,612
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	25,410
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.753%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		1,221	1,201,312
ORL Trust, Series 2024-GLKS, Class F, 8.75%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		1,830	1,826,880
SHR Trust, Series 2024-LXRY, Class A, 6.262%, (1 mo. SOFR + 1.95%), 10/15/41(1)(2)		1,525	1,526,890
TX Trust, Series 2024-HOU, Class E, 8.699%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		1,344	1,348,034
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.237%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	600	828,278
Series 2024-1A, Class E, 9.237%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	350	483,763
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(4)		890	821,634
Total Commercial Mortgage-Backed Securities (identified cost $41,428,669)			$40,026,756

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	36,093	$ 708,325
Total Common Stocks (identified cost $216,742)		$ 708,325

Convertible Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Communications — 0.2%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$255	$ 326,100
JD.com, Inc., 0.25%, 6/1/29	250	261,375
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	215	286,273
Uber Technologies, Inc., 0.00%, 12/15/25	260	311,870
		$ 1,185,618
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$285	$ 262,141
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	270	284,343
Jazz Investments I Ltd., 3.125%, 9/15/30(1)	250	266,250
Shift4 Payments, Inc., 0.50%, 8/1/27	245	263,375
		$1,076,109
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(9)	$285	$272,887
		$272,887
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$270	$292,561
Digital Realty Trust LP, 1.875%, 11/15/29(1)	305	321,440
Federal Realty OP LP, 3.25%, 1/15/29(1)	265	263,940
		$877,941
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$275	$261,663
Datadog, Inc., 0.00%, 12/1/29(1)(9)	310	297,755
ON Semiconductor Corp., 0.50%, 3/1/29	290	269,105
Parsons Corp., 2.625%, 3/1/29	265	283,020
		$1,111,543
Total Convertible Bonds (identified cost $4,337,702)		$4,524,098

Corporate Bonds — 31.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(9)	1,166	$ 1,238,508
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	155	156,391
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,150	1,212,422
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	698,065
		$ 3,305,386
Communications — 2.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,450	$ 1,388,797
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(10)	1,540	1,582,371
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	4,709	3,770,354
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,322	1,365,830
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	310	323,609
8.00%, 8/1/29(1)	1,075	1,095,287
Stagwell Global LLC, 5.625%, 8/15/29(1)	1,330	1,273,561
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,530	1,498,865
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,190	1,272,699
		$13,571,373
Consumer, Cyclical — 3.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,433	$1,430,940
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,978	1,958,519
5.308%, 10/20/31(1)	435	428,227
Champ Acquisition Corp., 8.375%, 12/1/31(1)	544	579,429
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,250	1,300,734
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,515	1,519,226
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,325	1,226,949
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	420	412,586
6.532%, 3/19/32	1,078	1,095,143
7.122%, 11/7/33	996	1,034,164
7.20%, 6/10/30	818	861,196
7.35%, 3/6/30	2,343	2,474,346
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,603	1,626,642
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,900	1,854,427
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,350	1,310,832
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	1,846	1,382,192
		$20,495,552
Consumer, Non-cyclical — 1.5%
Biogen, Inc., 6.45%, 5/15/55	1,595	$1,643,649

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Centene Corp.:
2.50%, 3/1/31		1,268	$ 1,092,574
3.375%, 2/15/30		669	616,660
4.625%, 12/15/29		897	873,048
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(9)		1,093	990,723
LifePoint Health, Inc.:
9.875%, 8/15/30(1)		500	541,478
10.00%, 6/1/32(1)(9)		975	1,007,092
Smithfield Foods, Inc., 5.20%, 4/1/29(1)		1,495	1,505,561
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		620	640,266
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,106,794
			$10,017,845
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)		1,373	$1,279,293
			$1,279,293
Energy — 0.9%
Occidental Petroleum Corp., 5.375%, 1/1/32		2,300	$2,282,764
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		1,368	1,281,816
6.45%, 3/5/34(1)		423	423,680
6.95%, 3/5/54(1)		275	255,332
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,734,046
			$5,977,638
Financial — 19.5%
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(10)		697	$709,460
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		1,555	1,600,001
Ally Financial, Inc.:
4.70% to 5/15/26(10)(12)		4,251	4,117,680
5.543% to 1/17/30, 1/17/31(10)		903	916,122
6.848% to 1/3/29, 1/3/30(10)		1,825	1,927,571
American Assets Trust LP, 3.375%, 2/1/31		743	665,732
American International Group, Inc., 5.45%, 5/7/35		351	360,122
American National Group, Inc.:
5.75%, 10/1/29		636	651,600
6.144%, 6/13/32(1)		1,599	1,641,510
Antares Holdings LP:
6.35%, 10/23/29(1)		275	277,940
6.50%, 2/8/29(1)		665	673,978
Apollo Debt Solutions BDC, 6.70%, 7/29/31		1,751	1,820,154
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	930	1,281,222
Athene Holding Ltd., 6.625%, 5/19/55		2,047	2,111,130
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(10)(12)		1,979	2,006,963
Banco Santander SA, 9.625% to 11/21/28(10)(12)		1,000	1,106,467
Bank of America Corp., 5.511% to 1/24/35, 1/24/36(10)		4,485	4,613,250
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)		1,819	1,882,818
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		3,655	3,885,122
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Barclays PLC, 8.00% to 3/15/29(10)(12)	2,080	$ 2,186,968
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)	2,538	2,440,873
7.625% to 2/11/30, 2/11/35(1)(10)	200	205,860
8.125% to 1/8/34, 1/8/39(1)(10)	1,146	1,185,330
8.45% to 6/29/33, 6/29/38(1)(10)	722	764,098
Belrose Funding Trust II, 6.792%, 5/15/55(1)	3,200	3,273,800
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	365	375,659
6.65%, 3/15/31	935	962,130
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(10)	1,101	1,111,108
7.75% to 8/16/29(1)(10)(12)	2,781	2,931,939
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(10)	775	804,156
Broadstone Net Lease LLC, 2.60%, 9/15/31	305	259,424
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)	2,296	2,202,896
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(10)	300	314,052
6.84% to 9/13/33, 9/13/34(1)(10)	2,840	3,120,916
CI Financial Corp., 7.50%, 5/30/29(1)	2,497	2,635,841
Citadel LP, 6.375%, 1/23/32(1)	2,710	2,831,351
Citigroup, Inc., 4.00% to 12/10/25(10)(12)	824	820,253
COPT Defense Properties LP:
2.75%, 4/15/31	2,540	2,248,015
2.90%, 12/1/33	1,055	867,631
Enact Holdings, Inc., 6.25%, 5/28/29	2,655	2,756,375
EPR Properties:
3.60%, 11/15/31	910	827,139
3.75%, 8/15/29	1,722	1,640,363
4.95%, 4/15/28	1,405	1,402,813
Essent Group Ltd., 6.25%, 7/1/29	2,987	3,095,293
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(10)	305	309,465
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	267	274,808
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,184	2,830,093
6.75%, 3/15/54(1)	3,260	3,343,446
7.95% to 7/15/29, 10/15/54(1)(10)	1,351	1,409,874
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	5,146	5,149,421
Intact Financial Corp., 5.459%, 9/22/32(1)	501	513,267
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)	2,724	3,163,278
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,270	2,375,608
JPMorgan Chase & Co., 5.103% to 4/22/30, 4/22/31(10)	1,995	2,044,991
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	2,312	2,252,150
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,010	981,398
5.75%, 6/15/35	2,245	2,272,212
Marex Group PLC, 6.404%, 11/4/29	3,190	3,284,927
MGIC Investment Corp., 5.25%, 8/15/28	100	100,004

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Nuveen LLC, 5.85%, 4/15/34(1)		1,593	$ 1,658,831
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(9)		415	425,189
8.40%, 11/14/28		1,210	1,305,089
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(10)		439	452,640
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,956	1,814,745
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(10)		471	432,642
6.10% to 4/13/32, 4/13/33(1)(10)		200	208,035
8.50% to 3/25/34(1)(10)(12)		1,528	1,599,728
Synchrony Bank, 5.40%, 8/22/25		650	649,889
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)		729	722,205
5.625%, 2/15/28		1,452	1,468,073
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)		1,122	1,151,386
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)		981	952,340
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)		2,820	2,952,278
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(10)		2,336	2,441,261
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(10)		1,130	1,152,933
UBS Group AG:
4.375% to 2/10/31(1)(9)(10)(12)		534	473,299
9.25% to 11/13/28(1)(10)(12)		1,770	1,936,334
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		732	728,093
5.861% to 6/19/27, 6/19/32(1)(10)		1,386	1,397,452
			$127,740,509
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$2,425,586
			$2,425,586
Industrial — 0.9%
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	$1,199,365
Hexcel Corp., 5.875%, 2/26/35		585	595,475
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,266	1,294,576
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,250	1,190,167
Seaspan Corp., 5.50%, 8/1/29(1)		1,347	1,281,679
			$5,561,262
Technology — 2.2%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,300	$1,348,692
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		3,707	3,839,708
Intel Corp., 4.90%, 8/5/52		2,221	1,838,204
Kyndryl Holdings, Inc., 6.35%, 2/20/34(9)		2,630	2,811,044
McAfee Corp., 7.375%, 2/15/30(1)		1,200	1,134,436
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,460	1,326,301
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Qorvo, Inc., 3.375%, 4/1/31(1)	750	$ 676,985
Seagate HDD Cayman, 9.625%, 12/1/32	1,041	1,174,325
		$ 14,149,695
Utilities — 0.4%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	401	$ 360,117
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	910	882,233
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(9)	1,500	1,608,820
		$ 2,851,170
Total Corporate Bonds (identified cost $202,101,060)		$207,375,309

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Fixed-Income Funds — 0.9%
Calvert Ultra-Short Investment Grade ETF(13)	119,000	$ 6,028,540
Total Exchange-Traded Funds (identified cost $6,036,680)		$ 6,028,540

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(14)	$500	$ 502,845
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(14)	1,000	1,005,440
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,508,285

Preferred Stocks — 0.3%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 1,013,233
		$ 1,013,233

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.25%	34,667	$ 819,181
		$ 819,181
Total Preferred Stocks (identified cost $2,804,679)		$ 1,832,414

Senior Floating-Rate Loans — 4.5%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$721	$ 721,965
Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	274	274,612
		$ 996,577
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	$995	$ 994,010
		$ 994,010
Commercial Services & Supplies — 0.2%
Minimax Viking GmbH, Term Loan, 3/17/32(16)	$1,500	$1,508,438
		$1,508,438
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$993	$990,763
		$990,763
Diversified Consumer Services — 0.4%
Belron Finance 2019 LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 10/16/31	$1,489	$1,497,347
KUEHG Corp., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 6/12/30	995	996,632
		$2,493,979
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$207	$205,023
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	207	204,943
		$409,966
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.2%
Delta 2 (LUX) SARL:
Term Loan, 9/30/31(16)	$667	$ 668,583
Term Loan, 9/30/31(16)	333	334,292
		$ 1,002,875
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$889	$ 890,806
		$ 890,806
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$997	$1,001,086
Raven Acquisition Holdings LLC:
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	838	838,214
Term Loan, 11/19/31(17)	60	60,023
		$1,899,323
Hotels, Restaurants & Leisure — 0.2%
Four Seasons Hotels Ltd., Term Loan, 11/30/29(16)	$1,500	$1,510,688
		$1,510,688
Insurance — 0.8%
Alliant Holdings Intermediate LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	$992	$993,850
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	1,385	1,386,806
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	761	763,687
Ryan Specialty Group LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	995	996,244
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	889	888,299
		$5,028,886
IT Services — 0.3%
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$1,385	$1,392,034
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	792	795,737
		$2,187,771
Machinery — 0.3%
Alliance Laundry Systems LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 8/19/31	$1,000	$1,003,000
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	992	993,547
		$1,996,547

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.2%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,493	$ 1,495,694
		$ 1,495,694
Software — 0.6%
Ellucian Holdings, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/9/29	$997	$ 1,001,086
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	995	998,639
McAfee LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	995	968,364
Open Text Corp., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	882	882,745
		$ 3,850,834
Specialty Retail — 0.2%
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$995	$995,313
		$995,313
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$995	$994,378
		$994,378
Total Senior Floating-Rate Loans (identified cost $29,226,244)		$29,246,848

Sovereign Government Bonds — 0.3%

Security	Principal Amount* (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	1,720	$ 1,934,870
			$ 1,934,870
Total Sovereign Government Bonds (identified cost $1,904,741)			$ 1,934,870

U.S. Government Agency Mortgage-Backed Securities — 25.1%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	$55,737	$ 54,626,924
5.50%, 30-Year, TBA(18)	69,481	69,464,682
6.00%, 30-Year, TBA(18)	39,637	40,282,661
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $162,158,489)		$164,374,267

U.S. Treasury Obligations — 16.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.625%, 8/15/30	$3,818	$ 3,257,008
1.125%, 2/15/31	3,750	3,245,508
3.875%, 8/15/34	6,000	5,860,078
4.00%, 2/15/34	732	724,594
4.125%, 2/28/27	1,398	1,405,481
4.125%, 11/30/29	47,200	47,904,313
4.25%, 12/31/26	46,716	46,995,201
4.625%, 2/15/35	547	564,521
Total U.S. Treasury Obligations (identified cost $108,550,703)		$109,956,704

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(19)	$1,134,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 18.4%
Affiliated Fund — 17.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(20)	112,716,323	$112,716,323
Total Affiliated Fund (identified cost $112,716,323)		$112,716,323
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(21)	7,299,033	$ 7,299,033
Total Securities Lending Collateral (identified cost $7,299,033)		$ 7,299,033
Total Short-Term Investments (identified cost $120,015,356)		$120,015,356
Total Investments — 126.0% (identified cost $819,111,825)		$824,073,846
Less Unfunded Loan Commitments — (0.0)%†		$ (60,000)

Net Investments — 126.0% (identified cost $819,051,825)	$824,013,846

Other Assets, Less Liabilities — (26.0)%	$(169,913,086)
Net Assets — 100.0%	$654,100,760

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $261,134,398 or 39.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $2,216,610, which represents 0.3% of the net assets of the Fund as of June 30, 2025.
(9)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $7,506,396.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $2,560,515 or 0.4% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund (see Note 8).
(14)	May be deemed to be an affiliated company (see Note 8).
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At June 30, 2025, the total value of unfunded loan commitments is $60,023. See Note 1F for description.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2025.
(21)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	904,649	HUF	316,720,000	Goldman Sachs International	6/26/25	$ —	$(28,927)
AUD	1,037,000	USD	674,355	Bank of America, N.A.	9/25/25	9,345	—
AUD	990,000	USD	640,705	UBS AG	9/25/25	12,007	—
BRL	17,985,807	USD	3,204,655	JPMorgan Chase Bank, N.A.	9/25/25	36,283	—
BRL	491,000	USD	87,297	JPMorgan Chase Bank, N.A.	9/25/25	1,179	—
EGP	47,215,068	USD	922,169	Citibank, N.A.	9/25/25	—	(111)
EGP	47,215,069	USD	924,879	Citibank, N.A.	9/25/25	—	(2,821)
EGP	72,702,849	USD	1,424,708	JPMorgan Chase Bank, N.A.	9/25/25	—	(4,901)
HUF	145,100,000	USD	417,046	Bank of America, N.A.	9/25/25	8,745	—
HUF	316,720,000	USD	900,423	Goldman Sachs International	9/25/25	28,981	—
JPY	5,159,000	USD	35,921	Bank of America, N.A.	9/25/25	246	—
JPY	184,430,000	USD	1,277,262	BNP Paribas	9/25/25	15,679	—
KRW	549,167,000	USD	405,409	Bank of America, N.A.	9/25/25	2,595	—
KRW	1,230,555,275	USD	902,193	JPMorgan Chase Bank, N.A.	9/25/25	12,050	—
MXN	16,509,000	USD	858,535	Bank of America, N.A.	9/25/25	13,401	—
SGD	126	USD	99	BNP Paribas	9/25/25	1	—
USD	2,041,628	CAD	2,790,110	BNP Paribas	9/25/25	—	(15,984)
USD	109,205	CAD	149,000	UBS AG	9/25/25	—	(677)
USD	4,109,020	EUR	3,544,532	BNP Paribas	9/25/25	—	(89,682)
USD	1,287,897	GBP	954,685	JPMorgan Chase Bank, N.A.	9/25/25	—	(23,268)
						$140,512	$(166,371)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	112	Long	9/30/25	$23,298,625	$90,799
U.S. 5-Year Treasury Note	22	Long	9/30/25	2,398,000	26,833
U.S. 10-Year Treasury Note	(40)	Short	9/19/25	(4,485,000)	(23,176)
U.S. Long Treasury Bond	(3)	Short	9/19/25	(346,406)	(11,715)
U.S. Ultra 10-Year Treasury Note	(377)	Short	9/19/25	(43,078,141)	(1,007,747)
U.S. Ultra-Long Treasury Bond	(79)	Short	9/19/25	(9,410,875)	(436,420)
					$(1,361,426)

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	$3,150	5.00% (pays quarterly)(1)	3.20%	6/20/30	$239,730	$(116,713)	$123,017
Total	$3,150				$239,730	$(116,713)	$123,017

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,150,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	216,742
		$1,716,742

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $698,798,822) - including $7,506,396 of securities on loan	$703,760,698
Investments in securities of affiliated issuers, at value (identified cost $120,253,003)	120,253,148
Receivable for open forward foreign currency exchange contracts	140,512
Cash	3,360,945
Cash denominated in foreign currency, at value (cost $929,342)	933,619
Deposits for forward commitment securities	2,170,000
Deposits for derivatives collateral:
Futures contracts	1,579,000
Centrally cleared swaps	230,963
Receivable for investments sold	11,404,134
Receivable for capital shares sold	654,968
Receivable for variation margin on open centrally cleared derivatives	10,024
Dividends and interest receivable	4,691,896
Dividends and interest receivable - affiliated	376,772
Securities lending income receivable	12,731
Tax reclaims receivable	6,491
Receivable from affiliates	340
Trustees' deferred compensation plan	123,051
Total assets	$849,709,292
Liabilities
Cash collateral due to brokers	$2,170,000
Payable for variation margin on open futures contracts	290,969
Payable for open forward foreign currency exchange contracts	166,371
Payable for investments purchased	17,591,222
Payable for when-issued/forward commitment securities	166,518,002
Payable for capital shares redeemed	967,789
Distributions payable	69,123
Deposits for securities loaned	7,299,033
Payable to affiliates:
Investment advisory fee	176,179
Administrative fee	63,727
Distribution and service fees	11,512
Sub-transfer agency fee	1,550
Trustees' deferred compensation plan	123,051
Accrued expenses	160,004
Total liabilities	$195,608,532
Net Assets	$654,100,760
Sources of Net Assets
Paid-in capital	$656,731,838
Accumulated loss	(2,631,078)
Net Assets	$654,100,760
Class A Shares
Net Assets	$43,511,089
Shares Outstanding	2,929,646
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.85
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.35

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class C Shares
Net Assets	$3,343,368
Shares Outstanding	224,967
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.86
Class I Shares
Net Assets	$558,648,630
Shares Outstanding	37,719,694
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.81
Class R6 Shares
Net Assets	$48,597,673
Shares Outstanding	3,279,944
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.82

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $4,064)	$88,105
Dividend income - affiliated issuers	2,294,682
Interest income	15,092,171
Interest income - affiliated issuers	37,500
Securities lending income, net	47,812
Other income	28,405
Total investment income	$17,588,675
Expenses
Investment advisory fee	$1,080,033
Administrative fee	370,297
Distribution and service fees:
Class A	51,200
Class C	14,766
Trustees' fees and expenses	15,135
Custodian fees	11,187
Transfer agency fees and expenses	259,666
Accounting fees	62,016
Professional fees	44,878
Registration fees	58,525
Reports to shareholders	17,640
Miscellaneous	25,468
Total expenses	$2,010,811
Waiver and/or reimbursement of expenses by affiliates	$(104,384)
Net expenses	$1,906,427
Net investment income	$15,682,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,894,173)
Investment securities - affiliated issuers	(645,183)
Futures contracts	1,535,448
Swap contracts	281,321
Foreign currency transactions	(16,916)
Forward foreign currency exchange contracts	106,391
Net realized loss	$(633,112)
Change in unrealized appreciation (depreciation):
Investment securities	$13,565,818
Investment securities - affiliated issuers	62,218
Futures contracts	(1,842,501)
Swap contracts	123,017
Foreign currency	24,220
Forward foreign currency exchange contracts	(16,935)
Net change in unrealized appreciation (depreciation)	$11,915,837
Net realized and unrealized gain	$11,282,725
Net increase in net assets from operations	$26,964,973

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$15,682,248	$23,979,366
Net realized gain (loss)	(633,112)	268,956
Net change in unrealized appreciation (depreciation)	11,915,837	1,585,249
Net increase in net assets from operations	$26,964,973	$25,833,571
Distributions to shareholders:
Class A	$(988,719)	$(2,223,064)
Class C	(60,210)	(84,900)
Class I	(13,297,024)	(19,272,881)
Class R6	(1,267,758)	(2,192,857)
Total distributions to shareholders	$(15,613,711)	$(23,773,702)
Capital share transactions:
Class A	$3,283,399	$2,106,886
Class C	533,163	1,123,054
Class I	57,748,111	216,438,058
Class R6	(3,056,372)	18,570,219
Net increase in net assets from capital share transactions	$58,508,301	$238,238,217
Net increase in net assets	$69,859,563	$240,298,086
Net Assets
At beginning of period	$584,241,197	$343,943,111
At end of period	$654,100,760	$584,241,197

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.58	$14.46	$14.04	$15.35	$15.31	$15.15
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.77	$0.72	$0.46	$0.34	$0.40
Net realized and unrealized gain (loss)	0.27	0.11	0.43	(1.05)	0.21	0.16
Total income (loss) from operations	$0.62	$0.88	$1.15	$(0.59)	$0.55	$0.56
Less Distributions
From net investment income	$(0.35)	$(0.76)	$(0.73)	$(0.47)	$(0.34)	$(0.39)
From net realized gain	—	—	—	(0.25)	(0.17)	—
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.35)	$(0.76)	$(0.73)	$(0.72)	$(0.51)	$(0.40)
Net asset value — End of period	$14.85	$14.58	$14.46	$14.04	$15.35	$15.31
Total Return(2)	4.30%(3)	6.25%	8.42%	(3.88)%	3.62%	3.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,511	$39,466	$36,834	$30,574	$30,844	$23,704
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88%(5)	0.91%	0.92%	0.92%	0.92%	0.93%
Net expenses	0.85%(5)(6)	0.87%(6)	0.91%(6)	0.91%(6)	0.90%	0.92%
Net investment income	4.85%(5)	5.30%	5.11%	3.17%	2.18%	2.70%
Portfolio Turnover	201%(3)(7)	450%(7)	181%(7)	93%(7)	96%(7)	104%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.59	$14.47	$14.05	$15.35	$15.32	$15.16
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.66	$0.62	$0.36	$0.22	$0.29
Net realized and unrealized gain (loss)	0.27	0.12	0.42	(1.05)	0.21	0.16
Total income (loss) from operations	$0.57	$0.78	$1.04	$(0.69)	$0.43	$0.45
Less Distributions
From net investment income	$(0.30)	$(0.66)	$(0.62)	$(0.36)	$(0.23)	$(0.28)
From net realized gain	—	—	—	(0.25)	(0.17)	—
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.30)	$(0.66)	$(0.62)	$(0.61)	$(0.40)	$(0.29)
Net asset value — End of period	$14.86	$14.59	$14.47	$14.05	$15.35	$15.32
Total Return(2)	3.92%(3)	5.46%	7.61%	(4.53)%	2.77%	3.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,343	$2,753	$1,618	$1,333	$1,249	$1,223
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.63%(5)	1.66%	1.67%	1.67%	1.67%	1.68%
Net expenses	1.60%(5)(6)	1.62%(6)	1.66%(6)	1.66%(6)	1.65%	1.67%
Net investment income	4.10%(5)	4.51%	4.37%	2.46%	1.42%	1.95%
Portfolio Turnover	201%(3)(7)	450%(7)	181%(7)	93%(7)	96%(7)	104%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.54	$14.42	$14.00	$15.30	$15.27	$15.11
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.80	$0.76	$0.50	$0.38	$0.43
Net realized and unrealized gain (loss)	0.27	0.12	0.42	(1.05)	0.20	0.17
Total income (loss) from operations	$0.64	$0.92	$1.18	$(0.55)	$0.58	$0.60
Less Distributions
From net investment income	$(0.37)	$(0.80)	$(0.76)	$(0.50)	$(0.38)	$(0.43)
From net realized gain	—	—	—	(0.25)	(0.17)	—
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.37)	$(0.80)	$(0.76)	$(0.75)	$(0.55)	$(0.44)
Net asset value — End of period	$14.81	$14.54	$14.42	$14.00	$15.30	$15.27
Total Return(2)	4.44%(3)	6.53%	8.70%	(3.60)%	3.81%	4.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$558,649	$491,225	$273,495	$229,808	$200,170	$149,364
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63%(5)	0.66%	0.67%	0.67%	0.67%	0.68%
Net expenses	0.60%(5)(6)	0.62%(6)	0.66%(6)	0.66%(6)	0.65%	0.67%
Net investment income	5.09%(5)	5.50%	5.35%	3.43%	2.42%	2.95%
Portfolio Turnover	201%(3)(7)	450%(7)	181%(7)	93%(7)	96%(7)	104%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.55	$14.43	$14.01	$15.31	$15.27	$15.11
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.82	$0.77	$0.51	$0.39	$0.44
Net realized and unrealized gain (loss)	0.27	0.11	0.43	(1.04)	0.21	0.17
Total income (loss) from operations	$0.65	$0.93	$1.20	$(0.53)	$0.60	$0.61
Less Distributions
From net investment income	$(0.38)	$(0.81)	$(0.78)	$(0.52)	$(0.39)	$(0.44)
From net realized gain	—	—	—	(0.25)	(0.17)	—
From return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.38)	$(0.81)	$(0.78)	$(0.77)	$(0.56)	$(0.45)
Net asset value — End of period	$14.82	$14.55	$14.43	$14.01	$15.31	$15.27
Total Return(2)	4.41%(3)	6.61%	8.80%	(3.49)%	3.96%	4.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,598	$50,797	$31,997	$38,166	$47,590	$30,102
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.55%(5)	0.58%	0.57%	0.57%	0.59%	0.60%
Net expenses	0.52%(5)(6)	0.54%(6)	0.57%(6)	0.56%(6)	0.57%	0.59%
Net investment income	5.19%(5)	5.61%	5.43%	3.48%	2.49%	3.05%
Portfolio Turnover	201%(3)(7)	450%(7)	181%(7)	93%(7)	96%(7)	104%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$88,181,985	$ —	$88,181,985
Collateralized Mortgage Obligations	—	48,360,089	—	48,360,089
Commercial Mortgage-Backed Securities	—	40,026,756	—	40,026,756
Common Stocks	—	708,325	—	708,325
Convertible Bonds	—	4,524,098	—	4,524,098
Corporate Bonds	—	207,375,309	—	207,375,309
Exchange-Traded Funds	6,028,540	—	—	6,028,540
High Social Impact Investments	—	1,508,285	—	1,508,285
Preferred Stocks	1,832,414	—	—	1,832,414
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	29,186,848	—	29,186,848
Sovereign Government Bonds	—	1,934,870	—	1,934,870
U.S. Government Agency Mortgage-Backed Securities	—	164,374,267	—	164,374,267
U.S. Treasury Obligations	—	109,956,704	—	109,956,704
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	112,716,323	—	—	112,716,323
Securities Lending Collateral	7,299,033	—	—	7,299,033
Total Investments	$127,876,310	$696,137,536	$0	$824,013,846
Forward Foreign Currency Exchange Contracts	$ —	$140,512	$ —	$140,512
Futures Contracts	117,632	—	—	117,632
Swap Contracts	—	239,730	—	239,730
Total	$127,993,942	$696,517,778	$0	$824,511,720

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(166,371)	$ —	$(166,371)
Futures Contracts	(1,479,058)	—	—	(1,479,058)
Total	$(1,479,058)	$(166,371)	$ —	$(1,645,429)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At June 30, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
Q  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $1,080,033.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $104,384 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $370,297.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2025 amounted to $51,200 and $14,766 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,090 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. The Fund was also informed that EVD received $212 and $137 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $3,184 and are included in transfer agency fees and expenses on the Statement of Operations.

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $225,117,030 and $175,810,571, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $1,172,621,176 and $1,107,455,503, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $4,843,731 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $4,843,731 are long-term.
Additionally, at December 31, 2024, the Fund had a late year ordinary loss of $287,994 related to certain specified losses realized after October 31, 2024, which it has elected to defer to the following taxable year pursuant to income tax regulations.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$819,210,225
Gross unrealized appreciation	$13,309,928
Gross unrealized depreciation	(9,770,575)
Net unrealized appreciation	$3,539,353
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2025 is included in the Schedule of Investments. At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended June 30, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the six months ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $166,371. At June 30, 2025, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Credit	Swap contracts (centrally cleared)	Accumulated loss	$239,730(1)	$ —
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	140,512	(166,371)
Interest rate	Futures contracts	Accumulated loss	117,632(1)	(1,479,058)(1)
Total			$497,874	$(1,645,429)
Derivatives not subject to master netting agreements			$357,362	$(1,479,058)
Total Derivatives subject to master netting agreements			$140,512	$(166,371)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of June 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$34,332	$ —	$ —	$ —	$34,332
BNP Paribas	15,680	(15,680)	—	—	—
Goldman Sachs International	28,981	(28,927)	—	—	54
JPMorgan Chase Bank, N.A.	49,512	(28,169)	—	—	21,343
UBS AG	12,007	(677)	—	—	11,330
	$140,512	$(73,453)	$ —	$ —	$67,059

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(105,666)	$15,680	$ —	$ —	$(89,986)
Citibank, N.A.	(2,932)	—	—	—	(2,932)
Goldman Sachs International	(28,927)	28,927	—	—	—
JPMorgan Chase Bank, N.A.	(28,169)	28,169	—	—	—
UBS AG	(677)	677	—	—	—
	$(166,371)	$73,453	$ —	$ —	$(92,918)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$106,391	$ —	$106,391
Futures contracts	—	—	1,535,448	1,535,448
Swap contracts	281,321	—	—	281,321
Total	$281,321	$106,391	$1,535,448	$1,923,160
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$(16,935)	$ —	$(16,935)
Futures contracts	—	—	(1,842,501)	(1,842,501)
Swap contracts	123,017	—	—	123,017
Total	$123,017	$(16,935)	$(1,842,501)	$(1,736,419)

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$78,556,000	$45,397,000	$9,123,000	$4,063,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan, including accrued interest, was $7,652,113 and the total value of collateral received was $7,790,923, comprised of cash of $7,299,033 and U.S. government and/or agencies securities of $491,890.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$274,950	$ —	$ —	$ —	$274,950
Corporate Bonds	7,024,083	—	—	—	7,024,083
Total	$7,299,033	$ —	$ —	$ —	$7,299,033
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At June 30, 2025, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $120,253,148, which represents 18.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,766,270	$ 1,269,750	$ —	$ —	$(7,480)	$ 6,028,540	$ 136,689	119,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	494,275	—	—	—	8,570	502,845	12,500	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	985,350	—	—	—	20,090	1,005,440	25,000	$1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	17,114,347	1,000,000	(17,510,202)	(645,183)	41,038	—	374,785	—
Short-Term Investments
Liquidity Fund	100,126,219	209,832,736	(197,242,632)	—	—	112,716,323	1,783,208	112,716,323
Total				$(645,183)	$62,218	$120,253,148	$2,332,182

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	564,227	$8,270,357	1,325,947	$19,242,503
Reinvestment of distributions	63,289	932,583	144,821	2,107,283
Shares redeemed	(403,851)	(5,919,541)	(1,311,315)	(19,242,900)
Net increase	223,665	$3,283,399	159,453	$2,106,886
Class C
Shares sold	38,530	$565,842	96,721	$1,412,047
Reinvestment of distributions	3,896	57,457	5,608	81,728
Shares redeemed	(6,125)	(90,136)	(25,424)	(370,721)
Net increase	36,301	$533,163	76,905	$1,123,054

Calvert
Flexible Bond Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	8,727,444	$127,634,361	19,743,488	$287,966,834
Reinvestment of distributions	884,560	12,997,311	1,295,988	18,834,985
Shares redeemed	(5,667,068)	(82,883,561)	(6,225,824)	(90,363,761)
Net increase	3,944,936	$57,748,111	14,813,652	$216,438,058
Class R6
Shares sold	119,087	$1,744,668	1,438,934	$20,979,440
Reinvestment of distributions	86,248	1,267,543	150,765	2,190,906
Shares redeemed	(416,484)	(6,068,583)	(316,131)	(4,600,127)
Net increase (decrease)	(211,149)	$(3,056,372)	1,273,568	$18,570,219

Calvert
Flexible Bond Fund
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Management Series held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Management Series were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	48,470,367	1,173,058
Von M. Hughes	48,252,043	1,391,382
Kim M. Keenan	48,501,573	1,141,852
Eddie Ramos	48,298,927	1,344,498
Carlton M. Waterhouse	48,270,173	1,373,252
Results are rounded to the nearest whole number.

Calvert
Flexible Bond Fund
June 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Flexible Bond Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Flexible Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024.This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024.This data also indicated that the Fund had outperformed its benchmark index for the one - and five-year periods ended December 31, 2024, while it had underperformed its benchmark index for the three-year period ended December 31, 2024.Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Calvert
Flexible Bond Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CUBAX-NCSR 6.30.25

Calvert
Responsible Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Calvert
Responsible Municipal Income Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Schedule of Investments (Unaudited)

Corporate Bonds — 2.7%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund, 3.474%, 12/15/29	$3,453	$ 3,262,049
		$ 3,262,049
Financial — 1.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,499,995
		$ 4,499,995
Other Revenue — 0.7%
Nature Conservancy:
Series A, 0.794%, 7/1/25	$1,450	$ 1,450,000
Series A, 0.944%, 7/1/26	1,285	1,230,718
		$2,680,718
Total Corporate Bonds (identified cost $11,136,819)		$10,442,762

Tax-Exempt Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000's omitted)	Value
Housing — 3.3%
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	$2,882	$ 2,793,318
Series 2022-2, Class A, 4.00%, 10/20/36	2,890	2,723,582
Series 2024-2, Class A, 3.625%, 8/20/39	1,489	1,364,741
Series 2024-3, Class A, 4.163%, 10/20/41(1)	2,486	2,308,418
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 4.085%, 3/20/40(1)	3,982	3,742,707
Total Tax-Exempt Mortgage-Backed Securities (identified cost $13,029,441)		$ 12,932,766

Tax-Exempt Municipal Obligations — 87.7%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	$1,000	$ 1,062,220
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,047,226
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,221,132
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,122,678
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Oklahoma Water Resources Board, 4.00%, 10/1/44	$3,150	$ 2,895,549
		$ 10,348,805
Education — 7.0%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,005,497
Green Bonds, 5.00%, 7/1/43	2,100	2,127,201
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/26	120	119,292
4.00%, 6/15/27	80	80,559
4.00%, 6/15/30	100	100,364
4.00%, 6/15/31	100	100,091
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(2)	500	513,983
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,012,071
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(2)	250	245,687
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(2)	500	472,550
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	200	185,326
5.00%, 10/1/50	930	917,638
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,435,896
Navajo County Unified School District No. 27, AZ, 5.50%, 7/1/35(3)	1,335	1,464,095
New York Dormitory Authority:
Sustainability Bonds, 5.00%, 7/1/41	225	238,441
Sustainability Bonds, 5.00%, 7/1/42	250	262,186
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,090,062
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,160	1,135,399
Escrowed to Maturity, 4.00%, 6/15/36	235	244,765
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,153
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	866,781
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(2)	765	740,723
Texas Tech University System, 5.00%, 2/15/42	2,135	2,258,134
University of California, 5.00%, 5/15/43	3,000	3,186,892
University of South Carolina, 5.00%, 5/1/46	2,485	2,533,975
		$27,357,761
Electric Utilities — 3.7%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$1,965,381
4.00%, 9/1/40	2,000	1,947,507

1
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	$1,525	$ 1,614,919
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,190	1,176,230
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,096,730
Tacoma, WA, Electric System Revenue:
Green Bonds, 5.00%, 1/1/44(3)	880	915,078
Green Bonds, 5.00%, 1/1/49	3,000	3,055,591
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,089,432
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	682,757
		$14,543,625
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(2)	$10	$10,272
		$10,272
General Obligations — 15.3%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,240,282
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,822,167
California, 4.00%, 9/1/32	1,000	1,006,371
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,536
Chicago Board of Education, IL:
5.00%, 12/1/34	2,160	2,158,898
5.00%, 12/1/36	1,000	974,066
5.25%, 12/1/36	4,000	4,130,189
5.25%, 12/1/39	2,000	1,977,126
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	652,858
Social Bonds, 5.25%, 5/1/32	600	657,211
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	974,872
Hawaii, 4.00%, 10/1/34	2,000	2,004,406
Howell Public Schools, MI:
5.00%, 5/1/40	1,300	1,379,274
5.00%, 5/1/41	1,500	1,580,914
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,501,497
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,216,238
5.25%, 8/1/40	1,200	1,311,443
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,183,947
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	2,035	2,280,069
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,011,397
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/45	2,300	2,467,746
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,046,241
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Modesto High School District, CA, (Election of 2022), 5.00%, 8/1/43	$1,540	$ 1,640,215
Oregon City School District No. 62, OR:
5.00%, 6/15/42	1,750	1,864,031
5.00%, 6/15/45	755	785,723
Pasadena, CA, (Central Library), 5.00%, 9/1/51	3,000	3,164,170
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	933,592
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,221,776
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/45	1,250	1,169,025
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	3,000	3,032,552
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,455	1,465,621
		$60,104,453
Hospital — 8.9%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$1,965	$1,688,673
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,465,854
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,242,806
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,403,292
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,151,292
4.00%, 4/1/36	2,520	2,384,970
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,301,467
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	507,529
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	1,900	1,627,773
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	630,854
Green Bonds, 5.25%, 2/28/41	1,100	1,145,047
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	1,800	1,537,755
4.00%, 11/15/49	1,105	933,792
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/40	1,000	1,042,282
5.25%, 11/1/41	875	901,618
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,152,583
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	1,460	1,310,350

2
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	$4,000	$ 3,663,265
		$ 35,091,202
Housing — 19.0%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue:
5.00%, 8/15/28	$1,240	$ 1,291,140
Social Bonds, 4.00%, 8/15/44	1,000	884,523
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,960	3,838,008
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,090,009
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	1,950,888
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,795,630
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,899,718
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,924,051
FW Texas Street Public Facility Corp., TX, 5.00%, 5/1/38	2,500	2,486,648
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,046,443
4.00%, 5/15/34	1,145	1,158,073
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	820,444
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,010,539
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	999,664
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	1,975	1,954,060
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,590	1,480,753
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	3,970	3,774,194
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,486,483
4.35%, 7/1/50	1,000	891,793
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,047,882
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	550	539,225
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,463,270
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	1,960,881
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,635,077
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,380,226
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,727,095
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Sustainable Development Bonds, 1.75%, 11/1/32	$990	$ 832,603
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,285
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,587,810
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	745	734,415
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,145	2,016,892
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	916,057
Social Bonds, 0.95%, 10/1/28	1,025	930,542
Social Bonds, 4.30%, 10/1/42	2,560	2,420,786
Social Bonds, 4.40%, 10/1/38	1,500	1,486,444
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,159,085
5.00%, 6/1/39	960	979,707
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	688,703
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,012,279
5.00%, 6/1/27	500	510,393
Utah Housing Corp., 4.00%, 1/1/36	755	755,365
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,002,269
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,034,414
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,500	1,477,653
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,252,915
		$74,300,334
Industrial Development Revenue — 2.5%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$993,616
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,000,209
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	848,865
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(2)	1,530	1,502,803
Iowa Finance Authority, (LOC: Citibank, N.A.), (AMT), Green Bonds, 3.875% to 4/1/26 (Put Date), 1/1/42	1,445	1,443,701
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	2,000	1,814,426
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(2)	1,250	1,203,424
		$9,807,044

3
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AG), Green Bonds, 5.25%, 11/15/41	$1,500	$ 1,625,959
(AG), Green Bonds, 5.25%, 11/15/42	1,000	1,073,993
		$ 2,699,952
Insured - General Obligations — 1.5%
Long Beach Unified School District, CA, (AG), 0.00%, 8/1/25	$1,000	$ 997,464
Sparta Area School District, WI, (AG), 3.00%, 3/1/40	1,300	1,052,004
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/41	1,500	1,611,796
Whatcom County Public Utility District No. 1, WA:
(AMT), (BAM), 5.25%, 12/1/40	1,220	1,272,928
(AMT), (BAM), 5.50%, 12/1/41	1,000	1,057,138
		$5,991,330
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AG), (AMT), 5.00%, 9/1/25	$1,465	$1,468,350
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	15,941
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,073
		$1,500,364
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/30	$1,000	$1,000,816
		$1,000,816
Insured - Water and Sewer — 2.4%
Atlanta, GA, Water and Wastewater Revenue, (BAM), Green Bonds, 4.00%, 11/1/43	$1,350	$1,262,871
Berkeley County Public Service District, WV, Water Revenue:
(BAM), Green Bonds, 4.25%, 12/1/49	1,250	1,135,309
(BAM), Green Bonds, 5.00%, 12/1/38	795	837,041
(BAM), Green Bonds, 5.00%, 12/1/39	355	371,308
(BAM), Green Bonds, 5.00%, 12/1/40	500	522,283
Carmel, IN, Waterworks Revenue, (BAM), 5.25%, 5/1/51	1,375	1,404,309
Chicago, IL, Wastewater Transmission Revenue, (AG), 5.00%, 1/1/39	1,000	1,050,347
Chicago, IL, Water Revenue, (AG), 5.00%, 11/1/38	1,000	1,049,871
Eagle River Water and Sanitation District, CO, (AG), 4.00%, 12/1/52	1,820	1,601,707
		$9,235,046
Lease Revenue/Certificates of Participation — 3.7%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,082,217
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,106,533
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	$1,170	$ 1,119,184
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	400	400,043
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,286,359
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,507,138
Vail, CO, Certificates of Participation, 5.25%, 12/1/50	1,250	1,290,069
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,652,284
		$ 14,443,827
Other Revenue — 6.8%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	$4,300	$4,534,769
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,000	4,134,937
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,500	1,567,312
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,759,959
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,298,992
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	1,160	1,180,747
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,374,411
Green Bonds, 5.00%, 9/1/36	1,445	1,504,370
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	3,000	2,858,461
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	999,282
4.45%, 11/1/36	1,000	1,009,716
Massachusetts Development Finance Agency, (Seven Hills Foundation and Affiliates Issue), 6.00%, 9/1/50	500	513,985
		$26,736,941
Senior Living/Life Care — 0.4%
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	$1,500	$1,443,957
		$1,443,957
Special Tax Revenue — 4.0%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,010,225
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,608,223
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	983,059
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,863,136
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,214,431

4
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	$3,000	$ 3,252,030
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	956,843
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	906,517
		$ 15,794,464
Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	$230	$ 241,386
		$ 241,386
Transportation — 4.4%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Green Bonds, (AMT), 5.25%, 7/1/41	$1,500	$1,560,559
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,848,945
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,391,757
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,017,210
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,723,114
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,576,524
Green Bonds, (AMT), 5.25%, 7/1/45	6,000	6,134,541
		$17,252,650
Water and Sewer — 4.1%
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	$1,750	$1,646,801
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,042,354
Indiana Finance Authority:
5.00%, 2/1/40	1,000	1,081,021
5.00%, 2/1/41	1,800	1,927,237
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,500	1,584,239
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	741,037
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,017,051
Santa Clara Valley Water District, CA:
Sustainability Bonds, 5.00%, 8/1/42	800	861,037
Sustainability Bonds, 5.00%, 8/1/47	1,850	1,947,050
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,375	2,095,132
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Virginia Beach, Storm Water Utility Revenue, 4.00%, 11/15/45	$2,120	$ 1,952,627
		$ 15,895,586
Total Tax-Exempt Municipal Obligations (identified cost $350,738,397)		$343,799,815

Taxable Municipal Obligations — 3.9%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.99%, 4/1/26	$550	$ 538,222
2.19%, 4/1/27	600	573,358
2.38%, 4/1/28	1,190	1,114,049
2.50%, 4/1/29	1,000	916,255
		$ 3,141,884
Electric Utilities — 0.5%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(2)	$745	$737,991
Green Bonds, 2.52%, 11/1/28(2)	1,205	1,121,363
		$1,859,354
General Obligations — 1.3%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$733,008
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	368,526
1.802%, 8/1/31	400	347,337
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,032,815
Tustin Unified School District, CA, 1.554%, 8/1/29	535	486,076
		$4,967,762
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$558,738
		$558,738
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$451,479
		$451,479
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 1.509%, 7/1/25	$150	$150,000

5
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)
(AG), 2.005%, 7/1/27	$185	$ 175,371
(AG), 2.429%, 7/1/29	275	250,823
(AG), 2.679%, 7/1/31	240	210,395
		$ 786,589
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$ 514,389
Green Bonds, 5.298%, 3/1/32	500	515,454
Green Bonds, 5.398%, 3/1/33	500	517,101
		$1,546,944
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.361%, 6/1/26	$2,000	$1,965,597
		$1,965,597
Total Taxable Municipal Obligations (identified cost $15,817,444)		$15,278,347
Total Investments — 97.6% (identified cost $390,722,101)		$382,453,690

Other Assets, Less Liabilities — 2.4%	$ 9,313,255
Net Assets — 100.0%	$391,766,945

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $8,363,222 or 2.1% of the Fund's net assets.
(3)	When-issued security.

At June 30, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California20.3%
Others, representing less than 10% individually74.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 3.1% of total investments.

Abbreviations:
AG	– Assured Guaranty Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $390,722,101)	$382,453,690
Cash	5,366,286
Receivable for investments sold	2,423,026
Receivable for capital shares sold	921,409
Interest receivable	4,054,197
Receivable from affiliates	55,332
Trustees' deferred compensation plan	120,212
Total assets	$395,394,152
Liabilities
Payable for when-issued securities	$2,369,086
Payable for capital shares redeemed	613,714
Distributions payable	232,115
Payable to affiliates:
Investment advisory fee	111,388
Administrative fee	38,190
Distribution and service fees	19,742
Sub-transfer agency fee	3,822
Trustees' deferred compensation plan	120,212
Accrued expenses	118,938
Total liabilities	$3,627,207
Net Assets	$391,766,945
Sources of Net Assets
Paid-in capital	$457,925,183
Accumulated loss	(66,158,238)
Net Assets	$391,766,945
Class A Shares
Net Assets	$93,190,369
Shares Outstanding	6,241,069
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.93
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.43
Class C Shares
Net Assets	$793,424
Shares Outstanding	53,136
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.93
Class I Shares
Net Assets	$297,783,152
Shares Outstanding	19,892,598
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.97

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income - affiliated issuers	$63,453
Interest income	7,914,796
Total investment income	$7,978,249
Expenses
Investment advisory fee	$709,255
Administrative fee	243,173
Distribution and service fees:
Class A	118,538
Class C	3,464
Trustees' fees and expenses	9,576
Custodian fees	4,106
Transfer agency fees and expenses	152,146
Accounting fees	49,861
Professional fees	45,832
Registration fees	29,952
Reports to shareholders	13,238
Miscellaneous	48,523
Total expenses	$1,427,664
Waiver and/or reimbursement of expenses by affiliates	$(294,545)
Net expenses	$1,133,119
Net investment income	$6,845,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,710,798)
Net realized loss	$(1,710,798)
Change in unrealized appreciation (depreciation):
Investment securities	$(7,117,405)
Net change in unrealized appreciation (depreciation)	$(7,117,405)
Net realized and unrealized loss	$(8,828,203)
Net decrease in net assets from operations	$(1,983,073)
8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,845,130	$13,761,580
Net realized gain (loss)	(1,710,798)	1,155,892
Net change in unrealized appreciation (depreciation)	(7,117,405)	(7,135,267)
Net increase (decrease) in net assets from operations	$(1,983,073)	$7,782,205
Distributions to shareholders:
Class A	$(1,518,920)	$(3,034,082)
Class C	(8,502)	(19,019)
Class I	(5,341,907)	(10,715,592)
Total distributions to shareholders	$(6,869,329)	$(13,768,693)
Capital share transactions:
Class A	$(1,353,449)	$(7,141,102)
Class C	154,184	(512,994)
Class I	(20,099,261)	(7,865,221)
Net decrease in net assets from capital share transactions	$(21,298,526)	$(15,519,317)
Net decrease in net assets	$(30,150,928)	$(21,505,805)
Net Assets
At beginning of period	$421,917,873	$443,423,678
At end of period	$391,766,945	$421,917,873
9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.25	$15.46	$15.06	$16.69	$16.83	$16.36
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.46	$0.41	$0.26	$0.17	$0.24
Net realized and unrealized gain (loss)	(0.32)	(0.21)	0.40	(1.63)	(0.14)	0.47
Total income (loss) from operations	$(0.08)	$0.25	$0.81	$(1.37)	$0.03	$0.71
Less Distributions
From net investment income	$(0.24)	$(0.46)	$(0.41)	$(0.26)	$(0.17)	$(0.24)
Total distributions	$(0.24)	$(0.46)	$(0.41)	$(0.26)	$(0.17)	$(0.24)
Net asset value — End of period	$14.93	$15.25	$15.46	$15.06	$16.69	$16.83
Total Return(2)	(0.53)%(3)	1.65%	5.50%	(8.20)%	0.19%	4.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,190	$96,625	$105,114	$109,974	$128,437	$128,384
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90%(5)	0.88%	0.89%	0.88%	0.87%	0.88%
Net expenses	0.75%(5)(6)	0.75%(6)	0.75%(6)	0.75%(6)	0.75%	0.75%
Net investment income	3.19%(5)	3.00%	2.73%	1.69%	1.02%	1.45%
Portfolio Turnover	19%(3)	37%	54%	88%	18%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.25	$15.46	$15.06	$16.69	$16.83	$16.36
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.34	$0.30	$0.14	$0.04	$0.11
Net realized and unrealized gain (loss)	(0.32)	(0.20)	0.40	(1.62)	(0.13)	0.48
Total income (loss) from operations	$(0.14)	$0.14	$0.70	$(1.48)	$(0.09)	$0.59
Less Distributions
From net investment income	$(0.18)	$(0.35)	$(0.30)	$(0.15)	$(0.05)	$(0.12)
Total distributions	$(0.18)	$(0.35)	$(0.30)	$(0.15)	$(0.05)	$(0.12)
Net asset value — End of period	$14.93	$15.25	$15.46	$15.06	$16.69	$16.83
Total Return(2)	(0.90)%(3)	0.89%	4.71%	(8.89)%	(0.56)%	3.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$793	$653	$1,179	$1,462	$2,258	$2,249
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.64%(5)	1.63%	1.64%	1.63%	1.62%	1.62%
Net expenses	1.50%(5)(6)	1.50%(6)	1.50%(6)	1.50%(6)	1.50%	1.50%
Net investment income	2.44%(5)	2.24%	1.97%	0.89%	0.27%	0.67%
Portfolio Turnover	19%(3)	37%	54%	88%	18%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.29	$15.50	$15.10	$16.73	$16.88	$16.40
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.50	$0.45	$0.30	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.32)	(0.21)	0.40	(1.63)	(0.15)	0.50
Total income (loss) from operations	$(0.06)	$0.29	$0.85	$(1.33)	$0.06	$0.76
Less Distributions
From net investment income	$(0.26)	$(0.50)	$(0.45)	$(0.30)	$(0.21)	$(0.28)
Total distributions	$(0.26)	$(0.50)	$(0.45)	$(0.30)	$(0.21)	$(0.28)
Net asset value — End of period	$14.97	$15.29	$15.50	$15.10	$16.73	$16.88
Total Return(2)	(0.41)%(3)	1.91%	5.75%	(7.94)%	0.38%	4.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$297,783	$324,640	$337,131	$314,760	$304,069	$242,113
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.63%	0.64%	0.63%	0.62%	0.63%
Net expenses	0.50%(5)(6)	0.50%(6)	0.50%(6)	0.50%(6)	0.50%	0.50%
Net investment income	3.44%(5)	3.25%	2.97%	1.97%	1.27%	1.59%
Portfolio Turnover	19%(3)	37%	54%	88%	18%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
13

Calvert
Responsible Municipal Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$10,442,762	$ —	$10,442,762
Tax-Exempt Mortgage-Backed Securities	—	12,932,766	—	12,932,766
Tax-Exempt Municipal Obligations	—	343,799,815	—	343,799,815
Taxable Municipal Obligations	—	15,278,347	—	15,278,347
Total Investments	$ —	$382,453,690	$ —	$382,453,690
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
14

Calvert
Responsible Municipal Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $709,255.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $2,199 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $292,346.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $243,173.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2025 amounted to $118,538 and $3,464 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,039 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. The Fund was also informed that EVD received $659 of contingent deferred sales charges paid by Class A and less than $100 CDSCs paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $7,069 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $78,528,877 and $105,589,358, respectively.
15

Calvert
Responsible Municipal Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $56,438,771 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $8,535,642 are short-term and $47,903,129 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$390,733,840
Gross unrealized appreciation	$2,553,218
Gross unrealized depreciation	(10,833,368)
Net unrealized depreciation	$(8,280,150)
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
6  Affiliated Investments
Transactions in the Fund's investment in funds that may be deemed to be affiliated for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,672	$34,436,703	$(34,441,375)	$ —	$ —	$ —	$63,453	—
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
16

Calvert
Responsible Municipal Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	315,280	$4,767,320	462,346	$7,111,559
Reinvestment of distributions	91,412	1,378,349	179,729	2,754,940
Shares redeemed	(500,073)	(7,499,118)	(1,107,593)	(17,007,601)
Net decrease	(93,381)	$(1,353,449)	(465,518)	$(7,141,102)
Class C
Shares sold	11,080	$165,149	1,125	$17,298
Reinvestment of distributions	563	8,483	1,230	18,842
Shares redeemed	(1,302)	(19,448)	(35,798)	(549,134)
Net increase (decrease)	10,341	$154,184	(33,443)	$(512,994)
Class I
Shares sold	3,221,834	$48,600,178	5,953,717	$91,623,300
Reinvestment of distributions	265,914	4,020,292	518,776	7,972,779
Shares redeemed	(4,823,770)	(72,719,731)	(6,997,766)	(107,461,300)
Net decrease	(1,336,022)	$(20,099,261)	(525,273)	$(7,865,221)
17

Calvert
Responsible Municipal Income Fund
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Management Series held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below.  The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Management Series were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	48,470,367	1,173,058
Von M. Hughes	48,252,043	1,391,382
Kim M. Keenan	48,501,573	1,141,852
Eddie Ramos	48,298,927	1,344,498
Carlton M. Waterhouse	48,270,173	1,373,252
Results are rounded to the nearest whole number.
18

Calvert
Responsible Municipal Income Fund
June 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

Calvert
Responsible Municipal Income Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. The performance data also indicated that the Fund had outperformed its benchmark index for the one-and three-year periods ended December 31, 2024, while the Fund had underperformed its benchmark index for the five-year period ended December 31, 2024. The Board took into account management’s discussion of Fund performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
20

Calvert
Responsible Municipal Income Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
21

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CTTLX-NCSR 6.30.25

Calvert
Emerging Markets Focused Growth Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Calvert
Emerging Markets Focused Growth Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Brazil — 33.6%
Banco BTG Pactual SA	35,357	$ 274,950
Itau Unibanco Holding SA, PFC Shares	26,712	181,666
Localiza Rent a Car SA	65,160	485,963
MercadoLibre, Inc.(1)	164	428,635
NU Holdings Ltd., Class A(1)	1,168	16,025
Raia Drogasil SA	94,114	261,914
TOTVS SA	4,388	34,091
WEG SA	19,545	153,896
XP, Inc., Class A	15,450	312,090
		$2,149,230
India — 43.3%
Astral Ltd.	10,465	$183,905
AU Small Finance Bank Ltd.(2)	27,713	264,249
Bajaj Finance Ltd.	18,430	201,281
Bharti Airtel Ltd.	17,457	409,263
Eternal Ltd.(1)	49,627	152,841
HDFC Bank Ltd.	10,120	236,256
HDFC Bank Ltd. ADR	1,011	77,513
ICICI Bank Ltd.	15,695	265,241
Laurus Labs Ltd.(2)	28,511	241,075
Mahindra & Mahindra Ltd.	4,914	182,394
Timken India Ltd.	3,374	137,685
Titan Co. Ltd.(1)	6,786	292,056
TVS Motor Co. Ltd.	3,758	127,878
		$2,771,637
Mexico — 8.2%
Fomento Economico Mexicano SAB de CV ADR	1,554	$160,031
Grupo Financiero Banorte SAB de CV, Class O	36,175	331,955
Wal-Mart de Mexico SAB de CV	9,078	30,034
		$522,020
Taiwan — 13.1%
E Ink Holdings, Inc.	31,000	$234,634
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	475,402
Voltronic Power Technology Corp.	3,000	129,406
		$839,442
Uruguay — 0.4%
Globant SA(1)(3)	267	$24,254
		$24,254
Total Common Stocks (identified cost $5,513,987)		$6,306,583

Short-Term Investments — 2.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(4)	129,824	$ 129,824
Total Short-Term Investments (identified cost $129,824)		$ 129,824

Total Investments — 100.6% (identified cost $5,643,811)	$6,436,407
Other Assets, Less Liabilities — (0.6)%	$ (39,763)
Net Assets — 100.0%	$6,396,644

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $505,324 or 7.9% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $24,254.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2025.
At June 30, 2025, the concentration of the Fund's investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	33.8%
Consumer Discretionary	18.5
Industrials	17.0
Information Technology	12.0
Consumer Staples	7.1
Communication Services	6.4
Health Care	3.8
Total	98.6%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

1
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $5,513,987) - including $24,254 of securities on loan	$6,306,583
Investments in securities of affiliated issuers, at value (identified cost $129,824)	129,824
Receivable for investments sold	27,810
Dividends receivable	17,848
Dividends receivable - affiliated	1,003
Securities lending income receivable	4
Receivable from affiliates	11,066
Trustees' deferred compensation plan	33
Prepaid expenses	34,227
Total assets	$6,528,398
Liabilities
Payable for foreign capital gains taxes	$68,829
Payable to affiliates:
Investment advisory fee	3,803
Administrative fee	614
Distribution and service fees	69
Trustees' deferred compensation plan	33
Payable for professional fees	51,234
Accrued expenses	7,172
Total liabilities	$131,754
Net Assets	$6,396,644
Sources of Net Assets
Paid-in capital	$5,147,292
Distributable earnings	1,249,352
Net Assets	$6,396,644
Class A Shares
Net Assets	$76,812
Shares Outstanding	6,233
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.32
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.00
Class C Shares
Net Assets	$66,135
Shares Outstanding	5,452
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.13
Class I Shares
Net Assets	$6,184,734
Shares Outstanding	499,819
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.37
2
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class R6 Shares
Net Assets	$68,963
Shares Outstanding	5,573
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$12.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $6,798)	$47,767
Dividend income - affiliated issuers	10,446
Securities lending income, net	8
Total investment income	$58,221
Expenses
Investment advisory fee	$21,599
Administrative fee	3,456
Distribution and service fees:
Class A	85
Class C	295
Trustees' fees and expenses	140
Custodian fees	5,545
Transfer agency fees and expenses	616
Accounting fees	691
Professional fees	34,437
Registration fees	31,002
Reports to shareholders	4,736
Miscellaneous	6,073
Total expenses	$108,675
Waiver and/or reimbursement of expenses by affiliates	$(80,148)
Net expenses	$28,527
Net investment income	$29,694
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $15,368)	$248,087
Foreign currency transactions	(3,853)
Net realized gain	$244,234
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $32,037)	$433,144
Foreign currency	302
Net change in unrealized appreciation (depreciation)	$433,446
Net realized and unrealized gain	$677,680
Net increase in net assets from operations	$707,374
4
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$29,694	$16,146
Net realized gain	244,234	449,751
Net change in unrealized appreciation (depreciation)	433,446	(425,247)
Net increase in net assets from operations	$707,374	$40,650
Distributions to shareholders:
Class A	$ —	$(1,885)
Class C	—	(1,636)
Class I	—	(158,883)
Class R6	—	(1,760)
Total distributions to shareholders	$ —	$(164,164)
Capital share transactions:
Class A	$3,225	$10,882
Class C	3,339	1,636
Class I	—	158,883
Class R6	367	6,336
Net increase in net assets from capital share transactions	$6,931	$177,737
Net increase in net assets	$714,305	$54,223
Net Assets
At beginning of period	$5,682,339	$5,628,116
At end of period	$6,396,644	$5,682,339
5
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$10.97	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.04	$0.01	$0.02
Net realized and unrealized gain	1.31	0.05	1.22
Total income from operations	$1.35	$0.06	$1.24
Less Distributions
From net realized gain	$ —	$(0.33)	$ —
Total distributions	$ —	$(0.33)	$ —
Net asset value — End of period	$12.32	$10.97	$11.24
Total Return(3)	12.31%(4)	0.47%	12.40%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77	$65	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.01%(6)	5.80%	5.64%(6)
Net expenses	1.23%(6)(7)	1.24%(7)	1.24%(6)(7)
Net investment income	0.80%(6)	0.05%	0.30%(6)
Portfolio Turnover	44%(4)	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2025, the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
6
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$10.84	$11.19	$10.00
Income (Loss) From Operations
Net investment income (loss)(2)	$0.00(3)	$(0.08)	$(0.03)
Net realized and unrealized gain	1.29	0.06	1.22
Total income (loss) from operations	$1.29	$(0.02)	$1.19
Less Distributions
From net realized gain	$ —	$(0.33)	$ —
Total distributions	$ —	$(0.33)	$ —
Net asset value — End of period	$12.13	$10.84	$11.19
Total Return(4)	11.90%(5)	(0.25)%	11.90%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66	$56	$56
Ratios (as a percentage of average daily net assets):(6)
Total expenses	4.75%(7)	6.52%	6.39%(7)
Net expenses	1.98%(7)(8)	1.99%(8)	1.99%(7)(8)
Net investment income (loss)	0.06%(7)	(0.71)%	(0.45)%(7)
Portfolio Turnover	44%(5)	50%	29%(5)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2025, the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
7
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.00	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.06	$0.03	$0.03
Net realized and unrealized gain	1.31	0.06	1.22
Total income from operations	$1.37	$0.09	$1.25
Less Distributions
From net investment income	$ —	$ —	$(0.01)
From net realized gain	—	(0.33)	—
Total distributions	$ —	$(0.33)	$(0.01)
Net asset value — End of period	$12.37	$11.00	$11.24
Total Return(3)	12.45%(4)	0.73%	12.53%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,185	$5,500	$5,460
Ratios (as a percentage of average daily net assets):(5)
Total expenses	3.76%(6)	5.52%	5.40%(6)
Net expenses	0.98%(6)(7)	0.99%(7)	0.99%(6)(7)
Net investment income	1.04%(6)	0.28%	0.55%(6)
Portfolio Turnover	44%(4)	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2025, the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.00	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.06	$0.03	$0.03
Net realized and unrealized gain	1.31	0.06	1.22
Total income from operations	$1.37	$0.09	$1.25
Less Distributions
From net investment income	$ —	$ —	$(0.01)
From net realized gain	—	(0.33)	—
Total distributions	$ —	$(0.33)	$(0.01)
Net asset value — End of period	$12.37	$11.00	$11.24
Total Return(3)	12.45%(4)	0.73%	12.54%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69	$61	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	3.75%(6)	5.55%	5.39%(6)
Net expenses	0.98%(6)(7)	0.99%(7)	0.99%(6)(7)
Net investment income	1.05%(6)	0.28%	0.55%(6)
Portfolio Turnover	44%(4)	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2025, the year ended December 31, 2024 and the period ended December 31, 2023, respectively).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Focused Growth Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
10

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$2,149,230	$ —	$ —	$2,149,230
India	77,513	2,694,124	—	2,771,637
Mexico	522,020	—	—	522,020
Taiwan	—	839,442	—	839,442
Uruguay	24,254	—	—	24,254
Total Common Stocks	$2,773,017	$3,533,566(1)	$ —	$6,306,583
Short-Term Investments	$129,824	$ —	$ —	$129,824
Total Investments	$2,902,841	$3,533,566	$ —	$6,436,407

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
11

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $21,599.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company). CRM pays MSIM Company a portion of its investment advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly-owned subsidiary of Morgan Stanley.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $363 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.99% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $79,785.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $3,456.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2025 amounted to $85 and $295 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the six months ended June 30, 2025 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
12

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $408 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,747,600 and $2,369,895, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2024, the Fund had a late year ordinary loss of $1,058, related to certain specified losses realized after October 31, 2024, which it has elected to defer to the following taxable year pursuant to income tax regulations.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,647,061
Gross unrealized appreciation	$1,109,649
Gross unrealized depreciation	(320,303)
Net unrealized appreciation	$789,346
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan was $24,254 and the total value of collateral received was $25,567, comprised of U.S. government and/or agencies securities.
13

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
7  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $129,824, which represents 2.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$513,863	$1,532,388	$(1,916,427)	$ —	$ —	$129,824	$10,446	129,824
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	289	$3,225	775	$8,997
Reinvestment of distributions	—	—	169	1,885
Net increase	289	$3,225	944	$10,882
Class C
Shares sold	303	$3,339	—	$ —
Reinvestment of distributions	—	—	149	1,636
Net increase	303	$3,339	149	$1,636
Class I
Reinvestment of distributions	—	$ —	14,237	$158,883
Net increase	—	$ —	14,237	$158,883
14

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	61	$673	373	$4,576
Reinvestment of distributions	—	—	158	1,760
Shares redeemed	(25)	(306)	—	—
Net increase	36	$367	531	$6,336
At June 30, 2025, EVM owned 99.6% of the value of the outstanding shares of the Fund.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
15

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Management Series held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below.  The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Management Series were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	48,470,367	1,173,058
Von M. Hughes	48,252,043	1,391,382
Kim M. Keenan	48,501,573	1,141,852
Eddie Ramos	48,298,927	1,344,498
Carlton M. Waterhouse	48,270,173	1,373,252
Results are rounded to the nearest whole number.
16

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
17

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Focused Growth Fund (the “Fund”), and the investment sub-advisory agreement with Morgan Stanley Investment Management Company (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-year period ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance and the Fund’s limited operating history. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
18

Calvert
Emerging Markets Focused Growth Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
19

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CEMAX-NCSR 6.30.25

Calvert
Small/Mid-Cap Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Calvert
Small/Mid-Cap Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	6,283	$ 354,927
		$ 354,927
Automobile Components — 2.0%
Dorman Products, Inc.(1)	4,918	$ 603,291
		$ 603,291
Banks — 6.9%
Commerce Bancshares, Inc.	13,734	$ 853,843
First Financial Bankshares, Inc.	17,588	632,816
SouthState Corp.	6,298	579,605
		$2,066,264
Biotechnology — 2.0%
Caris Life Sciences, Inc.(1)	5,270	$140,814
Neurocrine Biosciences, Inc.(1)	3,529	443,560
		$584,374
Building Products — 6.0%
A.O. Smith Corp.	9,122	$598,129
AAON, Inc.	4,948	364,915
Advanced Drainage Systems, Inc.	2,681	307,940
AZZ, Inc.	3,651	344,946
Hayward Holdings, Inc.(1)	12,007	165,697
		$1,781,627
Capital Markets — 3.9%
LPL Financial Holdings, Inc.	1,575	$590,578
Tradeweb Markets, Inc., Class A	3,901	571,106
		$1,161,684
Chemicals — 2.3%
Balchem Corp.	2,320	$369,344
Quaker Chemical Corp.	2,804	313,880
		$683,224
Consumer Staples Distribution & Retail — 2.5%
Casey's General Stores, Inc.	249	$127,057
Performance Food Group Co.(1)	7,168	626,985
		$754,042
Containers & Packaging — 2.9%
AptarGroup, Inc.	5,597	$875,539
		$875,539
Security	Shares	Value
Distributors — 1.1%
LKQ Corp.	8,823	$ 326,539
		$ 326,539
Electric Utilities — 0.7%
Alliant Energy Corp.	3,570	$ 215,878
		$ 215,878
Electronic Equipment, Instruments & Components — 3.2%
Badger Meter, Inc.	1,857	$ 454,872
CDW Corp.	1,938	346,107
Novanta, Inc.(1)	1,133	146,078
		$947,057
Financial Services — 0.6%
Euronet Worldwide, Inc.(1)	1,814	$183,903
		$183,903
Ground Transportation — 1.1%
Landstar System, Inc.	2,444	$339,765
		$339,765
Health Care Providers & Services — 3.3%
Addus HomeCare Corp.(1)	3,186	$366,995
Chemed Corp.	1,271	618,888
		$985,883
Health Care Technology — 0.5%
Certara, Inc.(1)	12,374	$144,776
		$144,776
Hotels, Restaurants & Leisure — 5.7%
Aramark	16,140	$675,782
Domino's Pizza, Inc.	827	372,646
Wyndham Hotels & Resorts, Inc.	8,034	652,441
		$1,700,869
Household Durables — 1.5%
Meritage Homes Corp.	2,187	$146,463
NVR, Inc.(1)	40	295,427
		$441,890
Household Products — 0.8%
Church & Dwight Co., Inc.	2,545	$244,600
		$244,600
Industrial REITs — 2.9%
EastGroup Properties, Inc.	3,105	$518,907
Rexford Industrial Realty, Inc.	9,233	328,418
		$847,325

1

Calvert
Small/Mid-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 11.0%
American Financial Group, Inc.	3,407	$ 429,997
Arch Capital Group Ltd.	1,614	146,955
First American Financial Corp.	5,068	311,125
Hamilton Insurance Group Ltd., Class B(1)	16,164	349,466
Kemper Corp.	4,552	293,786
Kinsale Capital Group, Inc.	744	360,022
Ryan Specialty Holdings, Inc.	5,190	352,868
Selective Insurance Group, Inc.	2,209	191,410
W.R. Berkley Corp.	3,818	280,508
White Mountains Insurance Group Ltd.	306	549,490
		$3,265,627
Machinery — 12.6%
Albany International Corp., Class A	5,742	$402,687
Atmus Filtration Technologies, Inc.	10,938	398,362
Donaldson Co., Inc.	6,675	462,911
ESCO Technologies, Inc.	3,629	696,296
Franklin Electric Co., Inc.	5,723	513,582
Graco, Inc.	6,022	517,711
Middleby Corp.(1)	3,277	471,888
Nordson Corp.	1,281	274,608
		$3,738,045
Media — 0.9%
John Wiley & Sons, Inc., Class A	5,725	$255,507
		$255,507
Multi-Utilities — 0.7%
CMS Energy Corp.	3,178	$220,172
		$220,172
Professional Services — 3.7%
CBIZ, Inc.(1)	11,513	$825,597
Dayforce, Inc.(1)	5,042	279,277
		$1,104,874
Residential REITs — 2.0%
Equity LifeStyle Properties, Inc.	9,582	$590,922
		$590,922
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc.(1)	9,589	$327,848
Diodes, Inc.(1)	5,105	270,003
ON Semiconductor Corp.(1)	5,280	276,725
Teradyne, Inc.	2,172	195,306
Universal Display Corp.	1,199	185,198
		$1,255,080
Software — 5.5%
CCC Intelligent Solutions Holdings, Inc.(1)	46,442	$437,019
Security	Shares	Value
Software (continued)
Clearwater Analytics Holdings, Inc., Class A(1)	10,166	$ 222,940
Descartes Systems Group, Inc.(1)	1,178	119,738
Manhattan Associates, Inc.(1)	769	151,854
nCino, Inc.(1)	6,102	170,673
Progress Software Corp.	1,170	74,693
SPS Commerce, Inc.(1)	1,550	210,940
Tyler Technologies, Inc.(1)	397	235,358
		$ 1,623,215
Specialty Retail — 5.8%
Advance Auto Parts, Inc.	2,508	$116,597
Burlington Stores, Inc.(1)	2,633	612,541
Group 1 Automotive, Inc.	900	393,039
Valvoline, Inc.(1)	16,327	618,303
		$1,740,480
Trading Companies & Distributors — 2.9%
Core & Main, Inc., Class A(1)	14,294	$862,643
		$862,643
Total Common Stocks (identified cost $24,043,387)		$29,900,022

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	65,719	$ 65,719
Total Short-Term Investments (identified cost $65,719)		$ 65,719
Total Investments — 100.6% (identified cost $24,109,106)		$29,965,741
Other Assets, Less Liabilities — (0.6)%		$ (178,896)
Net Assets — 100.0%		$29,786,845

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

2

Calvert
Small/Mid-Cap Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $24,043,387)	$29,900,022
Investments in securities of affiliated issuers, at value (identified cost $65,719)	65,719
Receivable for capital shares sold	425
Dividends receivable	21,697
Dividends receivable - affiliated	736
Receivable from affiliates	9,032
Trustees' deferred compensation plan	154
Total assets	$29,997,785
Liabilities
Due to custodian	$1,909
Payable for investments purchased	115,536
Payable for capital shares redeemed	11,995
Payable to affiliates:
Investment advisory fee	12,370
Administrative fee	2,945
Distribution and service fees	5,238
Sub-transfer agency fee	1,903
Trustees' deferred compensation plan	154
Payable for professional fees	36,186
Accrued expenses	22,704
Total liabilities	$210,940
Net Assets	$29,786,845
Sources of Net Assets
Paid-in capital	$16,820,634
Distributable earnings	12,966,211
Net Assets	$29,786,845
Class A Shares
Net Assets	$25,312,713
Shares Outstanding	1,011,109
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.03
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.42
Class C Shares
Net Assets	$68,115
Shares Outstanding	3,488
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.53
3
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2025
Class I Shares
Net Assets	$4,406,017
Shares Outstanding	167,661
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.28

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$166,913
Dividend income - affiliated issuers	3,794
Securities lending income, net	96
Total investment income	$170,803
Expenses
Investment advisory fee	$77,405
Administrative fee	18,393
Distribution and service fees:
Class A	31,600
Class C	334
Trustees' fees and expenses	732
Custodian fees	2,118
Transfer agency fees and expenses	17,940
Accounting fees	4,309
Professional fees	28,434
Registration fees	23,165
Reports to shareholders	9,665
Miscellaneous	10,541
Total expenses	$224,636
Waiver and/or reimbursement of expenses by affiliates	$(56,138)
Net expenses	$168,498
Net investment income	$2,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,938,280
Net realized gain	$1,938,280
Change in unrealized appreciation (depreciation):
Investment securities	$(2,748,759)
Net change in unrealized appreciation (depreciation)	$(2,748,759)
Net realized and unrealized loss	$(810,479)
Net decrease in net assets from operations	$(808,174)
5
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,305	$77,072
Net realized gain	1,938,280	9,376,199(1)
Net change in unrealized appreciation (depreciation)	(2,748,759)	(2,429,597)
Net increase (decrease) in net assets from operations	$(808,174)	$7,023,674
Distributions to shareholders:
Class A	$ —	$(1,829,477)
Class C	—	(5,404)
Class I	—	(400,591)
Total distributions to shareholders	$ —	$(2,235,472)
Capital share transactions:
Class A	$(599,268)	$(1,474,258)
Class C	11,741	(7,854)
Class I	(1,387,585)	(31,961,062)
Net decrease in net assets from capital share transactions	$(1,975,112)	$(33,443,174)
Net decrease in net assets	$(2,783,286)	$(28,654,972)
Net Assets
At beginning of period	$32,570,131	$61,225,103
At end of period	$29,786,845	$32,570,131

(1)	Includes $615,678 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Financial Highlights

	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.63	$24.84	$22.04	$27.86	$26.63	$24.30
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.00)(2)	$0.00(2)	$(0.03)	$(0.03)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	(0.60)	2.63	2.99	(4.70)	5.02	3.09
Total income (loss) from operations	$(0.60)	$2.63	$2.96	$(4.73)	$4.93	$3.06
Less Distributions
From net investment income	$ —	$(0.04)	$ —	$ —	$ —	$ —
From net realized gain	—	(1.80)	(0.16)	(1.09)	(3.70)	(0.73)
Total distributions	$ —	$(1.84)	$(0.16)	$(1.09)	$(3.70)	$(0.73)
Net asset value — End of period	$25.03	$25.63	$24.84	$22.04	$27.86	$26.63
Total Return(3)	(2.34)%(4)	10.25%	13.44%	(17.09)%	18.87%	12.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,313	$26,529	$27,175	$26,123	$35,483	$33,253
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.51%(6)	1.30%	1.27%	1.25%	1.18%	1.33%
Net expenses	1.14%(6)(7)	1.15%(7)(8)	1.18%(7)	1.20%(7)	1.18%	1.20%
Net investment income (loss)	(0.02)%(6)	0.01%	(0.13)%	(0.14)%	(0.29)%	(0.12)%
Portfolio Turnover	18%(4)	42%	43%	40%	58%	41%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
7
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$20.07	$19.91	$17.83	$22.96	$22.67	$20.94
Income (Loss) From Operations
Net investment loss(1)	$(0.07)	$(0.16)	$(0.18)	$(0.19)	$(0.26)	$(0.17)
Net realized and unrealized gain (loss)	(0.47)	2.12	2.42	(3.85)	4.25	2.63
Total income (loss) from operations	$(0.54)	$1.96	$2.24	$(4.04)	$3.99	$2.46
Less Distributions
From net realized gain	$ —	$(1.80)	$(0.16)	$(1.09)	$(3.70)	$(0.73)
Total distributions	$ —	$(1.80)	$(0.16)	$(1.09)	$(3.70)	$(0.73)
Net asset value — End of period	$19.53	$20.07	$19.91	$17.83	$22.96	$22.67
Total Return(2)	(2.69)%(3)	9.41%	12.58%	(17.73)%	18.02%	12.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68	$58	$67	$206	$594	$643
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.26%(5)	2.05%	2.00%	2.00%	1.93%	2.08%
Net expenses	1.89%(5)(6)	1.90%(6)(7)	1.94%(6)	1.95%(6)	1.93%	1.95%
Net investment loss	(0.76)%(5)	(0.75)%	(0.95)%	(0.95)%	(1.05)%	(0.88)%
Portfolio Turnover	18%(3)	42%	43%	40%	58%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$26.88	$25.97	$22.97	$28.92	$27.45	$25.01
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.06	$0.03	$0.03	$(0.01)	$0.03
Net realized and unrealized gain (loss)	(0.63)	2.76	3.13	(4.89)	5.18	3.19
Total income (loss) from operations	$(0.60)	$2.82	$3.16	$(4.86)	$5.17	$3.22
Less Distributions
From net investment income	$ —	$(0.11)	$ —	$ —	$ —	$(0.05)
From net realized gain	—	(1.80)	(0.16)	(1.09)	(3.70)	(0.73)
Total distributions	$ —	$(1.91)	$(0.16)	$(1.09)	$(3.70)	$(0.78)
Net asset value — End of period	$26.28	$26.88	$25.97	$22.97	$28.92	$27.45
Total Return(2)	(2.20)%(3)	10.48%	13.77%	(16.91)%	19.19%	13.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,406	$5,983	$33,984	$25,757	$32,497	$17,063
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.26%(5)	1.01%	1.02%	1.00%	0.93%	1.08%
Net expenses	0.89%(5)(6)	0.90%(6)(7)	0.93%(6)	0.95%(6)	0.93%	0.95%
Net investment income (loss)	0.21%(5)	0.23%	0.13%	0.11%	(0.01)%	0.13%
Portfolio Turnover	18%(3)	42%	43%	40%	58%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
(7)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023. The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
10

Calvert
Small/Mid-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,900,022(1)	$ —	$ —	$29,900,022
Short-Term Investments	65,719	—	—	65,719
Total Investments	$29,965,741	$ —	$ —	$29,965,741

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Calvert
Small/Mid-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
Pursuant to an advisory agreement between the Fund and Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays CRM a fee as compensation for investment advisory services provided to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.505%
$500 million but less than $1 billion	0.480%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.435%
$5 billion and over	0.420%
For the six months ended June 30, 2025, the investment advisory fee amounted to $77,405 or 0.505% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $133 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89% and 0.89% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect through September 15, 2028. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $56,005.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2025, the administrative fee amounted to $18,393.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2025 amounted to $31,600 and $334 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $621 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class C shareholders and no contingent deferred sales charges paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $3,273 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to
12

Calvert
Small/Mid-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
Purchases and sales of investments, other than short-term obligations, aggregated $5,415,890 and $7,022,454, respectively, for the six months ended June 30, 2025.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,125,778
Gross unrealized appreciation	$7,023,546
Gross unrealized depreciation	(1,183,583)
Net unrealized appreciation	$5,839,963
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at June 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
13

Calvert
Small/Mid-Cap Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $65,719, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$416,828	$2,787,657	$(3,138,766)	$ —	$ —	$65,719	$3,794	65,719
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,120	$223,601	18,290	$487,887
Reinvestment of distributions	—	—	56,801	1,530,783
Shares redeemed	(32,921)	(822,869)	(134,053)	(3,492,928)
Net decrease	(23,801)	$(599,268)	(58,962)	$(1,474,258)
Class C
Shares sold	818	$16,088	1,715	$35,848
Reinvestment of distributions	—	—	256	5,404
Shares redeemed	(221)	(4,347)	(2,423)	(49,106)
Net increase (decrease)	597	$11,741	(452)	$(7,854)
Class I
Shares sold	33,657	$869,184	254,952	$7,085,069
Reinvestment of distributions	—	—	13,942	393,873
Shares redeemed	(88,623)	(2,256,769)	(1,355,016)	(39,440,004)
Net decrease	(54,966)	$(1,387,585)	(1,086,122)	$(31,961,062)
9  Plan of Reorganization
In June 2025, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Calvert Mid-Cap Fund in exchange for shares of the Fund. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur after the close of business on September 12, 2025.
14

Calvert
Small/Mid-Cap Fund
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Management Series held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below.  The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Management Series were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	48,470,367	1,173,058
Von M. Hughes	48,252,043	1,391,382
Kim M. Keenan	48,501,573	1,141,852
Eddie Ramos	48,298,927	1,344,498
Carlton M. Waterhouse	48,270,173	1,373,252
Results are rounded to the nearest whole number.
15

Calvert
Small/Mid-Cap Fund
June 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
16

Calvert
Small/Mid-Cap Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Small/Mid-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-year period ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2024. The Board took into account that the Fund’s performance prior to September 15, 2023 was that of a predecessor fund that did not follow the Calvert Principles. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective
17

Calvert
Small/Mid-Cap Fund
June 30, 2025
Board of Trustees' Contract Approval — continued

median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
18

CMPAX-NCSR 6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 26, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 26, 2025